Equity (Tables)	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Schedule of Carrying Amount of MFT Token Consideration Receivable

The following tables summarize the carrying amount of the MFT token consideration receivable for the periods ended June 30, 2026 and December 31, 2025:

	June 30, 2026		December 31, 2025
	Units	Fair value (U.S. dollars in thousands)	Units	Fair value (U.S. dollars in thousands)
Digital assets-MFT tokens to be received	N/A -variable number	119,590	-	-
Total	-	119,590	-	-